Expense Example {- Strategic Advisers Fidelity Core Income Fund} - 05.31 Strategic Advisers Fidelity Core Income Fund PRO-05 - Strategic Advisers Fidelity Core Income Fund - Strategic Advisers Fidelity Core Income Fund
Jul. 30, 2022 USD ($)
Expense Example:
1 year	$ 22
3 years	86
5 years	197
10 years	$ 520